Rule 497(e)

Registration Nos. 333-210186 and 811-23147

FIRST TRUST EXCHANGE-TRADED FUND VIII
(the “Trust”)

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF
(the “Fund”)

SUPPLEMENT TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
DATED JANUARY 2, 2018

DATED JULY 12, 2018

Notwithstanding anything to the contrary in the Fund’s Prospectus or Statement of Additional Information, TCW Investment Management Company LLC was founded in 1987.

PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE